Share Capital, Warrants and Options (Tables)	9 Months Ended
Sep. 30, 2020
SHARE CAPITAL, WARRANTS AND OPTIONS
Schedule of Number and Weighted Average Exercise Prices of Warrants

A summary of common share purchase warrants activity during the nine months period ended September 30, 2020, on a post-consolidation basis is as follows:

	September 30, 2020		December 31, 2019
	Number Outstanding	Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Exercise Price ($)
Outstanding, beginning of the period	15,651,397	0.96	25,797,283	1.20
Issued	21,731,011	0.09	3,984,731	0.25
Cancelled / expired	(11,666,666)	1.20	(14,130,617)	1.20

Outstanding, end of the period	25,715,742	0.11	15,651,397	0.96

Schedule of Number and Weighted Average Remaining Contractual Life of Outstanding Warrants

At September 30, 2020, the Company had outstanding common share purchase warrants exercisable to acquire common shares of the Company as follows:

Warrants Outstanding	Expiry Date	Exercise Price ($)	Weighted Average remaining contractual life (years)
3,984,731	December 18, 2021	0.25	0.19
16,045,231	August 13, 2022	0.09	1.17
5,685,780	August 31, 2022	0.09	0.42
25,715,742			1.78

Schedule of Number and Weighted Average Exercise Prices of Share Options

A summary of option activity under the Plan during the three months period ended September 30, 2020 on a post-consolidation basis is as follows:

	September 30, 2020		December 31, 2019
	Number Outstanding	Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Exercise Price ($)
Outstanding, beginning of the period	2,130,550	1.51	2,594,550	1.80
Issued	7,850,000	0.15	-	-
Cancelled / expired	(170,000)	2.10	(464,000)	4.23

Outstanding, end of the period	9,810,550	0.41	2,130,550	1.51

Schedule of Inputs to Option Pricing Model

The fair value of stock options granted and vested during the nine months period ended September 30, 2020 was calculated using the following assumptions:

	September 30, 2020	September 30, 2019
Expected dividend yield	0%	-
Expected share price volatility	121.55% - 125.025	-
Risk free interest rate	0.39% - 1.21%	-
Expected life of options	5 years	-

Schedule of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options

Details of options outstanding as at September 30, 2020 on a post-consolidation basis are as follows:

Options Outstanding	Options Exercisable	Expiry Date	Exercise Price ($)	Weighted average remaining contractual life (years)
45,000	45,000	Oct 5, 2020	2.00	0.00
526,800	526,800	Jan 28, 2021	2.10	0.02
738,750	738,750	Feb 21, 2022	1.20	0.10
50,000	50,000	Dec 20, 2022	1.20	0.01
530,000	530,000	Feb 28, 2023	1.20	0.13
50,000	50,000	May 1, 2023	1.20	0.01
20,000	20,000	May 4, 2023	1.20	0.01
6,650,000	6,650,000	Feb 24, 2025	0.16	2.99
1,200,000	1,200,000	Aug 19, 2025	0.09	0.60
9,810,550	9,810,550			3.87